UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LLC
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     May 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $507,300 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     9004   137703 SH       SOLE                   137703        0        0
AMR CORP                       COM              001765106     3659   341927 SH       SOLE                   341927        0        0
ARGOSY GAMING CO               COM              040228108     6936   151050 SH       SOLE                   151050        0        0
ASK JEEVES INC                 COM              045174109     6652   236880 SH       SOLE                   236880        0        0
BANK OF AMERICA CORPORATION    COM              060505104    26964   611432 SH       SOLE                   611432        0        0
BAY VIEW CAP CORP DEL          COM NEW          07262L309     1482    92563 SH       SOLE                    92563        0        0
BEVERLY ENTERPRISES INC        COM NEW          087851309    20517  1657248 SH       SOLE                  1657248        0        0
BLOCKBUSTER INC                CL A             093679108     1391   157560 SH       SOLE                   157560        0        0
BLOCKBUSTER INC                CL B             093679207     2572   307603 SH       SOLE                   307603        0        0
CAREER EDUCATION CORP          COM              141665109     1005    29324 SH       SOLE                    29324        0        0
CAREMARK RX INC                COM              141705103     4348   109307 SH       SOLE                   109307        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     1077    20794 SH       SOLE                    20794        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      767   479332 SH       SOLE                   479332        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101     1058    81746 SH       SOLE                    81746        0        0
CONEXANT SYSTEMS INC           COM              207142100       56    37572 SH       SOLE                    37572        0        0
CREO INC                       COM              225606102     4043   251750 SH       SOLE                   251750        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104    11763   145635 SH       SOLE                   145635        0        0
DYNEGY INC NEW                 CL A             26816Q101      123    31501 SH       SOLE                    31501        0        0
ELAN PLC                       ADR              284131208      163    50400 SH       SOLE                    50400        0        0
ENCANA CORP                    COM              292505104    11756   166939 SH       SOLE                   166939        0        0
FAIR ISAAC CORP                COM              303250104    10094   293097 SH       SOLE                   293097        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     5224    91773 SH       SOLE                    91773        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    19254   486095 SH       SOLE                   486095        0        0
GENZYME CORP                   COM              372917104     1430    24980 SH       SOLE                    24980        0        0
GOLD BANC CORP INC             COM              379907108     2119   151050 SH       SOLE                   151050        0        0
GUIDANT CORP                   COM              401698105    37219   503646 SH       SOLE                   503646        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    12867   162049 SH       SOLE                   162049        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E103      233    84588 SH       SOLE                    84588        0        0
INTERNATIONAL STL GROUP INC    COM              460377104     1708    43248 SH       SOLE                    43248        0        0
JPMORGAN & CHASE & CO          COM              46625H100    20728   599086 SH       SOLE                   599086        0        0
JUNIPER NETWORKS INC           COM              48203R104     4285   194250 SH       SOLE                   194250        0        0
KING PHARMACEUTICALS INC       COM              495582108      377    45315 SH       SOLE                    45315        0        0
MANULIFE FINL CORP             COM              56501R106      880    18372 SH       SOLE                    18372        0        0
MASONITE INTL CORP             COM              575384102    30711   881539 SH       SOLE                   881539        0        0
MCAFEE INC                     COM              579064106     1079    47821 SH       SOLE                    47821        0        0
MCI INC                        COM              552691107     5067   203316 SH       SOLE                   203316        0        0
MONSANTO CO NEW                COM              61166W101     4558    70664 SH       SOLE                    70664        0        0
MYLAN LABS INC                 COM              628530107      446    25175 SH       SOLE                    25175        0        0
NEIMAN MARCUS GROUP INC        CL B             640204301     4549    50400 SH       SOLE                    50400        0        0
NEWMONT MINING CORP            COM              651639106     6613   156529 SH       SOLE                   156529        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     9701  3553421 SH       SOLE                  3553421        0        0
NORTHWEST AIRLS CORP           CL A             667280101      421    62938 SH       SOLE                    62938        0        0
OFFICEMAX INC DEL              COM              67622P101     3564   106401 SH       SOLE                   106401        0        0
OWENS ILL INC                  COM NEW          690768403     3240   128896 SH       SOLE                   128896        0        0
PATINA OIL & GAS CORP          COM              703224105     2014    50350 SH       SOLE                    50350        0        0
PROCTER & GAMBLE CO            COM              742718109     1301    24546 SH       SOLE                    24546        0        0
RETEK INC                      COM              76128Q109     2262   201600 SH       SOLE                   201600        0        0
RIGGS NATL CORP WASH DC        COM              766570105     3364   176225 SH       SOLE                   176225        0        0
SCITEX LTD                     ORD              809090103       98    15105 SH       SOLE                    15105        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     5649    93246 SH       SOLE                    93246        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802     3274    59074 SH       SOLE                    59074        0        0
SIX FLAGS INC                  COM              83001P109     1151   279458 SH       SOLE                   279458        0        0
SMUCKER J M CO                 COM NEW          832696405     6432   127864 SH       SOLE                   127864        0        0
SOVEREIGN BANCORP INC          COM              845905108     1500    67691 SH       SOLE                    67691        0        0
SUNGARD DATA SYS INC           COM              867363103    21960   636533 SH       SOLE                   636533        0        0
SUNTRUST BKS INC               COM              867914103    26977   374317 SH       SOLE                   374317        0        0
SYMANTEC CORP                  COM              871503108    12349   578943 SH       SOLE                   578943        0        0
TD BANKNORTH INC               COM              87235A101     4144   132661 SH       SOLE                   132661        0        0
TELLABS INC                    COM              879664100     3931   538427 SH       SOLE                   538427        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3638   117388 SH       SOLE                   117388        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509     2632    63650 SH       SOLE                    63650        0        0
TOYS R US INC                  COM              892335100    38136  1480422 SH       SOLE                  1480422        0        0
U S G CORP                     COM NEW          903293405    10956   330396 SH       SOLE                   330396        0        0
UNISYS CORP                    COM              909214108     5170   732305 SH       SOLE                   732305        0        0
UNITEDGLOBALCOM                CL A             913247508     2024   213988 SH       SOLE                   213988        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6548    68649 SH       SOLE                    68649        0        0
UNOCAL CORP                    COM              915289102    18102   293430 SH       SOLE                   293430        0        0
VERITAS SOFTWARE CO            COM              923436109     2094    90161 SH       SOLE                    90161        0        0
WACHOVIA CORP 2ND NEW          COM              929903102    10546   207155 SH       SOLE                   207155        0        0
YAHOO INC                      COM              984332106     9345   275676 SH       SOLE                   275676        0        0